Intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7.	Intangible assets:

		Accumulated	Net book
2012	Cost	amortization	value

Patents	$4,032	$2,526	$1,506

		Accumulated	Net book
2011	Cost	amortization	value

Patents	$3,739	$2,191	$1,548

Amortization expense for the year ended December 31, 2012 amounted to $334 (2011 - $335; 2010 - $316).

The estimated aggregate amortization expense for intangible assets held at December 31, 2012, for each of the five succeeding years is expected as follows:

2013	$326
2014	292
2015	252
2016	164
2017	146

$1,180